GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,598,567	Great-West Bond Index Fund Institutional Class(a)	$ 69,526,887
3,650,243	Great-West Core Bond Fund Institutional Class(a)	34,093,274
4,567,813	Great-West Global Bond Fund Institutional Class(a)	37,638,779
2,346,815	Great-West High Yield Bond Fund Institutional Class(a)	23,421,212
9,022,701	Great-West Inflation-Protected Securities Fund Institutional Class(a)	93,024,044
3,183,160	Great-West Multi-Sector Bond Fund Institutional Class(a)	28,616,611
3,637,696	Great-West Short Duration Bond Fund Institutional Class(a)	34,849,130

TOTAL BOND MUTUAL FUNDS — 46.97% (Cost $333,064,921)		$321,169,937
EQUITY MUTUAL FUNDS
459,126	American Century Real Estate Fund Class R6	14,765,477
1,343,218	DFA International Real Estate Securities Portfolio Institutional Class	6,138,508
757,355	Fidelity® Emerging Markets Index Fund Institutional Class	8,459,660
160,957	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,444,934
907,157	Great-West Emerging Markets Equity Fund Institutional Class(a)	8,436,563
1,442,177	Great-West International Growth Fund Institutional Class(a)	13,931,427
2,998,803	Great-West International Index Fund Institutional Class(a)	30,887,675
1,985,391	Great-West International Value Fund Institutional Class(a)	16,975,094
2,503,546	Great-West Large Cap Growth Fund Institutional Class(a)	25,060,494
3,487,582	Great-West Large Cap Value Fund Institutional Class(a)	28,563,295
Shares		Fair Value
Equity Mutual Funds — (continued)
1,120,924	Great-West Mid Cap Value Fund Institutional Class(a)	$ 9,774,458
736,510	Great-West Real Estate Index Fund Institutional Class(a)	7,917,478
5,678,039	Great-West S&P 500® Index Fund Institutional Class(a)	53,771,026
2,437,964	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	22,941,240
1,336,378	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	10,410,386
85,873	Great-West Small Cap Growth Fund Institutional Class(a)	956,627
698,201	Great-West Small Cap Value Fund Institutional Class(a)	5,613,533
1,401,697	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,751,020
121,737	Janus Henderson Triton Fund Class N	3,817,676

TOTAL EQUITY MUTUAL FUNDS — 41.19% (Cost $260,174,385)		$281,616,571
Account Balance
FIXED INTEREST CONTRACT
81,205,438(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	81,205,438

TOTAL FIXED INTEREST CONTRACT — 11.88% (Cost $81,205,438)		$81,205,438
TOTAL INVESTMENTS — 100.04% (Cost $674,444,744)		$683,991,946
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(251,776)
TOTAL NET ASSETS — 100.00%		$683,740,170

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,221,376	Great-West Bond Index Fund Institutional Class(a)	$ 47,775,587
2,507,915	Great-West Core Bond Fund Institutional Class(a)	23,423,930
2,917,259	Great-West Global Bond Fund Institutional Class(a)	24,038,215
1,566,169	Great-West High Yield Bond Fund Institutional Class(a)	15,630,364
4,551,337	Great-West Inflation-Protected Securities Fund Institutional Class(a)	46,924,286
2,171,771	Great-West Multi-Sector Bond Fund Institutional Class(a)	19,524,223
1,901,265	Great-West Short Duration Bond Fund Institutional Class(a)	18,214,119

TOTAL BOND MUTUAL FUNDS — 44.52% (Cost $207,263,562)		$195,530,724
EQUITY MUTUAL FUNDS
294,407	American Century Real Estate Fund Class R6	9,468,132
915,321	DFA International Real Estate Securities Portfolio Institutional Class	4,183,015
592,707	Fidelity® Emerging Markets Index Fund Institutional Class	6,620,536
111,587	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,695,007
710,563	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,608,237
1,071,480	Great-West International Growth Fund Institutional Class(a)	10,350,495
2,225,774	Great-West International Index Fund Institutional Class(a)	22,925,471
1,477,845	Great-West International Value Fund Institutional Class(a)	12,635,574
1,744,717	Great-West Large Cap Growth Fund Institutional Class(a)	17,464,617
2,453,564	Great-West Large Cap Value Fund Institutional Class(a)	20,094,692
Shares		Fair Value
Equity Mutual Funds — (continued)
791,860	Great-West Mid Cap Value Fund Institutional Class(a)	$ 6,905,019
472,153	Great-West Real Estate Index Fund Institutional Class(a)	5,075,641
3,974,636	Great-West S&P 500® Index Fund Institutional Class(a)	37,639,802
1,712,785	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	16,117,306
1,039,377	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,096,746
66,999	Great-West Small Cap Growth Fund Institutional Class(a)	746,374
538,208	Great-West Small Cap Value Fund Institutional Class(a)	4,327,190
978,457	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,504,766
94,886	Janus Henderson Triton Fund Class N	2,975,632

TOTAL EQUITY MUTUAL FUNDS — 45.87% (Cost $203,162,512)		$201,434,252
Account Balance
FIXED INTEREST CONTRACT
42,335,870(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	42,335,870

TOTAL FIXED INTEREST CONTRACT — 9.64% (Cost $42,335,870)		$42,335,870
TOTAL INVESTMENTS — 100.03% (Cost $452,761,944)		$439,300,846
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(151,698)
TOTAL NET ASSETS — 100.00%		$439,149,148

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,895,579	Great-West Bond Index Fund Institutional Class(a)	$ 163,744,544
8,608,508	Great-West Core Bond Fund Institutional Class(a)	80,403,464
9,477,569	Great-West Global Bond Fund Institutional Class(a)	78,095,169
5,273,459	Great-West High Yield Bond Fund Institutional Class(a)	52,629,123
11,463,016	Great-West Inflation-Protected Securities Fund Institutional Class(a)	118,183,691
7,435,852	Great-West Multi-Sector Bond Fund Institutional Class(a)	66,848,310
5,007,813	Great-West Short Duration Bond Fund Institutional Class(a)	47,974,848

TOTAL BOND MUTUAL FUNDS — 40.21% (Cost $638,083,441)		$607,879,149
EQUITY MUTUAL FUNDS
1,029,112	American Century Real Estate Fund Class R6	33,096,257
3,325,621	DFA International Real Estate Securities Portfolio Institutional Class	15,198,089
2,529,510	Fidelity® Emerging Markets Index Fund Institutional Class	28,254,623
435,703	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,618,333
3,032,857	Great-West Emerging Markets Equity Fund Institutional Class(a)	28,205,569
4,362,413	Great-West International Growth Fund Institutional Class(a)	42,140,910
9,080,762	Great-West International Index Fund Institutional Class(a)	93,531,847
6,018,021	Great-West International Value Fund Institutional Class(a)	51,454,083
6,712,969	Great-West Large Cap Growth Fund Institutional Class(a)	67,196,817
Shares		Fair Value
Equity Mutual Funds — (continued)
9,501,581	Great-West Large Cap Value Fund Institutional Class(a)	$ 77,817,946
3,050,233	Great-West Mid Cap Value Fund Institutional Class(a)	26,598,029
1,649,067	Great-West Real Estate Index Fund Institutional Class(a)	17,727,471
15,337,095	Great-West S&P 500® Index Fund Institutional Class(a)	145,242,294
6,594,010	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	62,049,637
4,407,256	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	34,332,522
284,905	Great-West Small Cap Growth Fund Institutional Class(a)	3,173,838
2,294,264	Great-West Small Cap Value Fund Institutional Class(a)	18,445,883
3,767,163	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,894,138
404,114	Janus Henderson Triton Fund Class N	12,673,028

TOTAL EQUITY MUTUAL FUNDS — 52.44% (Cost $747,053,226)		$792,651,314
Account Balance
FIXED INTEREST CONTRACT
111,763,547(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	111,763,547

TOTAL FIXED INTEREST CONTRACT — 7.39% (Cost $111,763,547)		$111,763,547
TOTAL INVESTMENTS — 100.04% (Cost $1,496,900,214)		$1,512,294,010
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(570,047)
TOTAL NET ASSETS — 100.00%		$1,511,723,963

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,217,795	Great-West Bond Index Fund Institutional Class(a)	$ 47,742,824
2,509,229	Great-West Core Bond Fund Institutional Class(a)	23,436,202
2,641,844	Great-West Global Bond Fund Institutional Class(a)	21,768,791
1,506,460	Great-West High Yield Bond Fund Institutional Class(a)	15,034,469
2,391,600	Great-West Inflation-Protected Securities Fund Institutional Class(a)	24,657,397
2,159,455	Great-West Multi-Sector Bond Fund Institutional Class(a)	19,413,505
1,114,760	Great-West Short Duration Bond Fund Institutional Class(a)	10,679,404

TOTAL BOND MUTUAL FUNDS — 33.61% (Cost $173,574,327)		$162,732,592
EQUITY MUTUAL FUNDS
334,078	American Century Real Estate Fund Class R6	10,743,954
1,129,580	DFA International Real Estate Securities Portfolio Institutional Class	5,162,182
1,028,575	Fidelity® Emerging Markets Index Fund Institutional Class	11,489,185
161,293	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,450,041
1,232,378	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,461,118
1,697,851	Great-West International Growth Fund Institutional Class(a)	16,401,236
3,520,287	Great-West International Index Fund Institutional Class(a)	36,258,961
2,334,245	Great-West International Value Fund Institutional Class(a)	19,957,794
2,457,266	Great-West Large Cap Growth Fund Institutional Class(a)	24,597,229
3,490,463	Great-West Large Cap Value Fund Institutional Class(a)	28,586,892
Shares		Fair Value
Equity Mutual Funds — (continued)
1,122,925	Great-West Mid Cap Value Fund Institutional Class(a)	$ 9,791,905
536,172	Great-West Real Estate Index Fund Institutional Class(a)	5,763,848
5,631,717	Great-West S&P 500® Index Fund Institutional Class(a)	53,332,362
2,417,700	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	22,750,561
1,769,992	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,788,240
112,929	Great-West Small Cap Growth Fund Institutional Class(a)	1,258,024
920,353	Great-West Small Cap Value Fund Institutional Class(a)	7,399,639
1,374,799	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,544,707
161,509	Janus Henderson Triton Fund Class N	5,064,903

TOTAL EQUITY MUTUAL FUNDS — 61.29% (Cost $299,029,922)		$296,802,781
Account Balance
FIXED INTEREST CONTRACT
24,868,707(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	24,868,707

TOTAL FIXED INTEREST CONTRACT — 5.13% (Cost $24,868,707)		$24,868,707
TOTAL INVESTMENTS — 100.03% (Cost $497,472,956)		$484,404,080
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(165,021)
TOTAL NET ASSETS — 100.00%		$484,239,059

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
12,606,189	Great-West Bond Index Fund Institutional Class(a)	$ 115,346,632
6,052,668	Great-West Core Bond Fund Institutional Class(a)	56,531,924
6,153,609	Great-West Global Bond Fund Institutional Class(a)	50,705,735
3,600,622	Great-West High Yield Bond Fund Institutional Class(a)	35,934,208
3,952,599	Great-West Inflation-Protected Securities Fund Institutional Class(a)	40,751,297
5,201,643	Great-West Multi-Sector Bond Fund Institutional Class(a)	46,762,768
2,026,773	Great-West Short Duration Bond Fund Institutional Class(a)	19,416,482

TOTAL BOND MUTUAL FUNDS — 24.69% (Cost $388,383,601)		$365,449,046
EQUITY MUTUAL FUNDS
1,021,800	American Century Real Estate Fund Class R6	32,861,093
3,615,932	DFA International Real Estate Securities Portfolio Institutional Class	16,524,806
4,017,558	Fidelity® Emerging Markets Index Fund Institutional Class	44,876,125
573,076	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,705,028
4,814,352	Great-West Emerging Markets Equity Fund Institutional Class(a)	44,773,477
6,315,436	Great-West International Growth Fund Institutional Class(a)	61,007,116
13,158,133	Great-West International Index Fund Institutional Class(a)	135,528,766
8,719,845	Great-West International Value Fund Institutional Class(a)	74,554,678
8,628,772	Great-West Large Cap Growth Fund Institutional Class(a)	86,374,005
Shares		Fair Value
Equity Mutual Funds — (continued)
12,377,927	Great-West Large Cap Value Fund Institutional Class(a)	$ 101,375,225
3,988,235	Great-West Mid Cap Value Fund Institutional Class(a)	34,777,410
1,643,386	Great-West Real Estate Index Fund Institutional Class(a)	17,666,398
19,862,415	Great-West S&P 500® Index Fund Institutional Class(a)	188,097,069
8,548,218	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	80,438,734
6,775,127	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	52,778,240
438,494	Great-West Small Cap Growth Fund Institutional Class(a)	4,884,820
3,541,814	Great-West Small Cap Value Fund Institutional Class(a)	28,476,183
4,828,327	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,033,265
622,400	Janus Henderson Triton Fund Class N	19,518,472

TOTAL EQUITY MUTUAL FUNDS — 72.29% (Cost $1,028,995,053)		$1,070,250,910
Account Balance
FIXED INTEREST CONTRACT
45,316,782(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	45,316,782

TOTAL FIXED INTEREST CONTRACT — 3.06% (Cost $45,316,782)		$45,316,782
TOTAL INVESTMENTS — 100.04% (Cost $1,462,695,436)		$1,481,016,738
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(573,160)
TOTAL NET ASSETS — 100.00%		$1,480,443,578

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,059,582	Great-West Bond Index Fund Institutional Class(a)	$ 18,845,177
989,444	Great-West Core Bond Fund Institutional Class(a)	9,241,407
976,523	Great-West Global Bond Fund Institutional Class(a)	8,046,547
582,483	Great-West High Yield Bond Fund Institutional Class(a)	5,813,179
405,624	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,181,981
849,299	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,635,203
244,437	Great-West Short Duration Bond Fund Institutional Class(a)	2,341,711

TOTAL BOND MUTUAL FUNDS — 16.14% (Cost $60,237,071)		$56,105,205
EQUITY MUTUAL FUNDS
241,509	American Century Real Estate Fund Class R6	7,766,931
894,443	DFA International Real Estate Securities Portfolio Institutional Class	4,087,605
1,155,426	Fidelity® Emerging Markets Index Fund Institutional Class	12,906,111
147,774	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,244,693
1,385,949	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,889,325
1,739,202	Great-West International Growth Fund Institutional Class(a)	16,800,692
3,616,857	Great-West International Index Fund Institutional Class(a)	37,253,632
2,399,556	Great-West International Value Fund Institutional Class(a)	20,516,205
2,241,670	Great-West Large Cap Growth Fund Institutional Class(a)	22,439,114
3,238,890	Great-West Large Cap Value Fund Institutional Class(a)	26,526,507
Shares		Fair Value
Equity Mutual Funds — (continued)
1,042,328	Great-West Mid Cap Value Fund Institutional Class(a)	$ 9,089,096
387,960	Great-West Real Estate Index Fund Institutional Class(a)	4,170,569
5,181,298	Great-West S&P 500® Index Fund Institutional Class(a)	49,066,891
2,224,856	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,935,896
1,912,087	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,895,154
124,934	Great-West Small Cap Growth Fund Institutional Class(a)	1,391,764
997,537	Great-West Small Cap Value Fund Institutional Class(a)	8,020,201
1,256,490	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,637,278
175,755	Janus Henderson Triton Fund Class N	5,511,663

TOTAL EQUITY MUTUAL FUNDS — 82.33% (Cost $290,152,459)		$286,149,327
Account Balance
FIXED INTEREST CONTRACT
5,443,049(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	5,443,049

TOTAL FIXED INTEREST CONTRACT — 1.56% (Cost $5,443,049)		$5,443,049
TOTAL INVESTMENTS — 100.03% (Cost $355,832,579)		$347,697,581
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(120,575)
TOTAL NET ASSETS — 100.00%		$347,577,006

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,879,485	Great-West Bond Index Fund Institutional Class(a)	$ 35,497,290
1,862,522	Great-West Core Bond Fund Institutional Class(a)	17,395,952
1,799,964	Great-West Global Bond Fund Institutional Class(a)	14,831,700
1,084,433	Great-West High Yield Bond Fund Institutional Class(a)	10,822,645
378,761	Great-West Inflation-Protected Securities Fund Institutional Class(a)	3,905,021
1,597,388	Great-West Multi-Sector Bond Fund Institutional Class(a)	14,360,516
317,638	Great-West Short Duration Bond Fund Institutional Class(a)	3,042,976

TOTAL BOND MUTUAL FUNDS — 10.22% (Cost $107,065,125)		$99,856,100
EQUITY MUTUAL FUNDS
684,107	American Century Real Estate Fund Class R6	22,000,892
2,648,397	DFA International Real Estate Securities Portfolio Institutional Class	12,103,174
3,763,537	Fidelity® Emerging Markets Index Fund Institutional Class	42,038,709
441,184	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,701,587
4,502,548	Great-West Emerging Markets Equity Fund Institutional Class(a)	41,873,700
5,416,816	Great-West International Growth Fund Institutional Class(a)	52,326,443
11,283,294	Great-West International Index Fund Institutional Class(a)	116,217,929
7,470,345	Great-West International Value Fund Institutional Class(a)	63,871,446
6,611,881	Great-West Large Cap Growth Fund Institutional Class(a)	66,184,932
9,597,701	Great-West Large Cap Value Fund Institutional Class(a)	78,605,173
Shares		Fair Value
Equity Mutual Funds — (continued)
3,093,690	Great-West Mid Cap Value Fund Institutional Class(a)	$ 26,976,972
1,102,975	Great-West Real Estate Index Fund Institutional Class(a)	11,856,978
15,324,989	Great-West S&P 500® Index Fund Institutional Class(a)	145,127,641
6,576,525	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	61,885,102
6,087,074	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	47,418,309
395,041	Great-West Small Cap Growth Fund Institutional Class(a)	4,400,756
3,172,885	Great-West Small Cap Value Fund Institutional Class(a)	25,509,998
3,701,662	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,391,747
559,754	Janus Henderson Triton Fund Class N	17,553,875

TOTAL EQUITY MUTUAL FUNDS — 89.09% (Cost $855,944,411)		$871,045,363
Account Balance
FIXED INTEREST CONTRACT
7,155,637(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	7,155,637

TOTAL FIXED INTEREST CONTRACT — 0.73% (Cost $7,155,637)		$7,155,637
TOTAL INVESTMENTS — 100.04% (Cost $970,165,173)		$978,057,100
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(379,437)
TOTAL NET ASSETS — 100.00%		$977,677,663

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
651,754	Great-West Bond Index Fund Institutional Class(a)	$ 5,963,550
312,289	Great-West Core Bond Fund Institutional Class(a)	2,916,780
295,811	Great-West Global Bond Fund Institutional Class(a)	2,437,479
180,197	Great-West High Yield Bond Fund Institutional Class(a)	1,798,363
9,995	Great-West Inflation-Protected Securities Fund Institutional Class(a)	103,052
266,893	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,399,373
34,508	Great-West Short Duration Bond Fund Institutional Class(a)	330,582

TOTAL BOND MUTUAL FUNDS — 7.79% (Cost $17,184,462)		$15,949,179
EQUITY MUTUAL FUNDS
145,452	American Century Real Estate Fund Class R6	4,677,721
581,326	DFA International Real Estate Securities Portfolio Institutional Class	2,656,659
863,856	Fidelity® Emerging Markets Index Fund Institutional Class	9,649,276
92,427	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,403,959
1,035,816	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,633,084
1,194,305	Great-West International Growth Fund Institutional Class(a)	11,536,988
2,482,738	Great-West International Index Fund Institutional Class(a)	25,572,198
1,646,581	Great-West International Value Fund Institutional Class(a)	14,078,269
1,372,739	Great-West Large Cap Growth Fund Institutional Class(a)	13,741,116
2,008,418	Great-West Large Cap Value Fund Institutional Class(a)	16,448,946
Shares		Fair Value
Equity Mutual Funds — (continued)
646,971	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,641,584
232,161	Great-West Real Estate Index Fund Institutional Class(a)	2,495,736
3,193,566	Great-West S&P 500® Index Fund Institutional Class(a)	30,243,074
1,376,280	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	12,950,795
1,375,444	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	10,714,711
88,345	Great-West Small Cap Growth Fund Institutional Class(a)	984,165
718,485	Great-West Small Cap Value Fund Institutional Class(a)	5,776,619
771,774	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,919,510
125,834	Janus Henderson Triton Fund Class N	3,946,149

TOTAL EQUITY MUTUAL FUNDS — 91.87% (Cost $192,211,607)		$188,070,559
Account Balance
FIXED INTEREST CONTRACT
763,666(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	763,666

TOTAL FIXED INTEREST CONTRACT — 0.37% (Cost $763,666)		$763,666
TOTAL INVESTMENTS — 100.03% (Cost $210,159,735)		$204,783,404
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(68,588)
TOTAL NET ASSETS — 100.00%		$204,714,816

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,347,244	Great-West Bond Index Fund Institutional Class(a)	$ 12,327,287
646,826	Great-West Core Bond Fund Institutional Class(a)	6,041,354
635,212	Great-West Global Bond Fund Institutional Class(a)	5,234,146
371,176	Great-West High Yield Bond Fund Institutional Class(a)	3,704,334
552,456	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,966,582
63,431	Great-West Short Duration Bond Fund Institutional Class(a)	607,668

TOTAL BOND MUTUAL FUNDS — 7.07% (Cost $35,474,449)		$32,881,371
EQUITY MUTUAL FUNDS
329,972	American Century Real Estate Fund Class R6	10,611,908
1,395,438	DFA International Real Estate Securities Portfolio Institutional Class	6,377,153
2,103,215	Fidelity® Emerging Markets Index Fund Institutional Class	23,492,910
203,975	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,098,386
2,516,331	Great-West Emerging Markets Equity Fund Institutional Class(a)	23,401,874
2,784,897	Great-West International Growth Fund Institutional Class(a)	26,902,107
5,799,167	Great-West International Index Fund Institutional Class(a)	59,731,425
3,842,933	Great-West International Value Fund Institutional Class(a)	32,857,079
3,033,962	Great-West Large Cap Growth Fund Institutional Class(a)	30,369,954
4,474,249	Great-West Large Cap Value Fund Institutional Class(a)	36,644,100
Shares		Fair Value
Equity Mutual Funds — (continued)
1,441,294	Great-West Mid Cap Value Fund Institutional Class(a)	$ 12,568,085
529,061	Great-West Real Estate Index Fund Institutional Class(a)	5,687,401
7,103,715	Great-West S&P 500® Index Fund Institutional Class(a)	67,272,177
3,040,664	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	28,612,643
3,243,469	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	25,266,627
208,403	Great-West Small Cap Growth Fund Institutional Class(a)	2,321,608
1,689,854	Great-West Small Cap Value Fund Institutional Class(a)	13,586,426
1,699,902	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,038,249
297,248	Janus Henderson Triton Fund Class N	9,321,695

TOTAL EQUITY MUTUAL FUNDS — 92.67% (Cost $425,271,209)		$431,161,807
Account Balance
FIXED INTEREST CONTRACT
1,399,374(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	1,399,374

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,399,374)		$1,399,374
TOTAL INVESTMENTS — 100.04% (Cost $462,145,032)		$465,442,552
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(175,342)
TOTAL NET ASSETS — 100.00%		$465,267,210

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
50,755	Great-West Bond Index Fund Institutional Class(a)	$ 464,413
24,442	Great-West Core Bond Fund Institutional Class(a)	228,289
25,430	Great-West Global Bond Fund Institutional Class(a)	209,541
13,937	Great-West High Yield Bond Fund Institutional Class(a)	139,092
20,853	Great-West Multi-Sector Bond Fund Institutional Class(a)	187,465
2,324	Great-West Short Duration Bond Fund Institutional Class(a)	22,269

TOTAL BOND MUTUAL FUNDS — 6.81% (Cost $1,341,431)		$1,251,069
EQUITY MUTUAL FUNDS
13,049	American Century Real Estate Fund Class R6	419,659
57,207	DFA International Real Estate Securities Portfolio Institutional Class	261,433
87,919	Fidelity® Emerging Markets Index Fund Institutional Class	982,052
7,921	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	120,316
105,593	Great-West Emerging Markets Equity Fund Institutional Class(a)	982,012
111,988	Great-West International Growth Fund Institutional Class(a)	1,081,801
232,831	Great-West International Index Fund Institutional Class(a)	2,398,159
154,632	Great-West International Value Fund Institutional Class(a)	1,322,104
115,341	Great-West Large Cap Growth Fund Institutional Class(a)	1,154,565
171,146	Great-West Large Cap Value Fund Institutional Class(a)	1,401,688
55,155	Great-West Mid Cap Value Fund Institutional Class(a)	480,954
Shares		Fair Value
Equity Mutual Funds — (continued)
20,980	Great-West Real Estate Index Fund Institutional Class(a)	$ 225,537
270,270	Great-West S&P 500® Index Fund Institutional Class(a)	2,559,459
116,633	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,097,517
133,437	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,039,475
8,593	Great-West Small Cap Growth Fund Institutional Class(a)	95,729
69,700	Great-West Small Cap Value Fund Institutional Class(a)	560,384
64,726	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	496,450
12,179	Janus Henderson Triton Fund Class N	381,944

TOTAL EQUITY MUTUAL FUNDS — 92.93% (Cost $18,793,687)		$17,061,238
Account Balance
FIXED INTEREST CONTRACT
53,813(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	53,813

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $53,813)		$53,813
TOTAL INVESTMENTS — 100.03% (Cost $20,188,931)		$18,366,120
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(6,052)
TOTAL NET ASSETS — 100.00%		$18,360,068

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2022

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2022, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,598,567	$75,918,732	$2,713,942	$4,528,091	$(115,123)	$(4,577,696)	$322,454	$69,526,887	10.17%
Great-West Core Bond Fund Institutional Class	3,650,243	37,255,881	1,331,322	2,075,555	(15,262)	(2,418,374)	125,077	34,093,274	4.99
Great-West Global Bond Fund Institutional Class	4,567,813	41,184,223	1,118,853	2,429,719	(80,064)	(2,234,578)	-	37,638,779	5.50
Great-West High Yield Bond Fund Institutional Class	2,346,815	25,572,942	233,272	1,153,116	46,513	(1,231,886)	-	23,421,212	3.43
Great-West Inflation-Protected Securities Fund Institutional Class	9,022,701	102,348,662	1,546,934	8,366,027	339,884	(2,505,525)	-	93,024,044	13.60
Great-West Multi-Sector Bond Fund Institutional Class	3,183,160	31,222,996	601,761	1,816,378	(57,426)	(1,391,768)	-	28,616,611	4.18
Great-West Short Duration Bond Fund Institutional Class	3,637,696	38,092,212	796,624	2,987,167	(49,690)	(1,052,539)	125,724	34,849,130	5.10
					68,832	(15,412,366)	573,255	321,169,937	46.97
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	160,957	2,730,577	54,079	158,764	65,779	(180,958)	-	2,444,934	0.36
Great-West Emerging Markets Equity Fund Institutional Class	907,157	9,331,897	729,579	719,892	104,242	(905,021)	-	8,436,563	1.23
Great-West International Growth Fund Institutional Class	1,442,177	15,448,912	1,288,949	259,733	56,085	(2,546,701)	-	13,931,427	2.04
Great-West International Index Fund Institutional Class	2,998,803	34,107,200	999,529	2,038,130	(37,862)	(2,180,924)	-	30,887,675	4.52
Great-West International Value Fund Institutional Class	1,985,391	18,735,963	485,555	775,728	229,115	(1,470,696)	-	16,975,094	2.48
Great-West Large Cap Growth Fund Institutional Class	2,503,546	27,705,436	1,081,818	1,305,062	(52,341)	(2,421,698)	-	25,060,494	3.66
Great-West Large Cap Value Fund Institutional Class	3,487,582	31,613,652	148,763	2,980,910	687,405	(218,210)	-	28,563,295	4.18
Great-West Mid Cap Value Fund Institutional Class	1,120,924	10,907,763	85,835	1,240,799	(14,727)	21,659	-	9,774,458	1.43
Great-West Real Estate Index Fund Institutional Class	736,510	8,686,424	111,279	291,154	252,012	(589,071)	-	7,917,478	1.16
Great-West S&P 500® Index Fund Institutional Class	5,678,039	59,290,115	1,165,732	3,641,075	359,930	(3,043,746)	-	53,771,026	7.86
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,437,964	25,601,616	381,860	1,730,401	104,447	(1,311,835)	-	22,941,240	3.36
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,336,378	11,629,673	174,918	529,246	223,179	(864,959)	-	10,410,386	1.52
Great-West Small Cap Growth Fund Institutional Class	85,873	1,064,830	52,892	32,442	1,752	(128,653)	-	956,627	0.14
Great-West Small Cap Value Fund Institutional Class	698,201	6,318,891	70,538	419,193	105,733	(356,703)	-	5,613,533	0.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,401,697	11,889,639	553,462	325,707	44,583	(1,366,374)	-	10,751,020	1.57
					2,129,332	(17,563,890)	0	248,435,250	36.33

March 31, 2022

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	81,205,438	$88,828,959	$935,286	$8,821,436	$-	$-	$262,629	$81,205,438	11.88%
					0	0	262,629	81,205,438	11.88
				Total	$2,198,164	$(32,976,256)	$835,884	$650,810,625	95.18%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	5,221,376	$49,217,159	$5,066,874	$3,490,670	$(116,362)	$(3,017,776)	$219,696	$47,775,587	10.88%
Great-West Core Bond Fund Institutional Class	2,507,915	24,169,497	2,449,398	1,577,940	(10,086)	(1,617,025)	85,210	23,423,930	5.33
Great-West Global Bond Fund Institutional Class	2,917,259	24,895,602	1,963,249	1,451,440	(80,982)	(1,369,196)	-	24,038,215	5.47
Great-West High Yield Bond Fund Institutional Class	1,566,169	16,252,041	1,004,242	775,293	79,649	(850,626)	-	15,630,364	3.56
Great-West Inflation-Protected Securities Fund Institutional Class	4,551,337	48,969,545	3,429,568	4,164,425	262,306	(1,310,402)	-	46,924,286	10.68
Great-West Multi-Sector Bond Fund Institutional Class	2,171,771	20,216,825	1,471,757	1,192,656	4,907	(971,703)	-	19,524,223	4.45
Great-West Short Duration Bond Fund Institutional Class	1,901,265	18,852,841	1,264,132	1,352,143	(14,429)	(550,711)	65,139	18,214,119	4.15
					125,003	(9,687,439)	370,045	195,530,724	44.52
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	111,587	1,846,685	120,857	142,561	51,361	(129,974)	-	1,695,007	0.39
Great-West Emerging Markets Equity Fund Institutional Class	710,563	7,021,413	744,956	466,459	84,023	(691,673)	-	6,608,237	1.50
Great-West International Growth Fund Institutional Class	1,071,480	11,125,871	1,892,982	667,580	172,624	(2,000,778)	-	10,350,495	2.36
Great-West International Index Fund Institutional Class	2,225,774	24,443,877	1,871,147	1,599,069	191,415	(1,790,484)	-	22,925,471	5.22
Great-West International Value Fund Institutional Class	1,477,845	13,416,891	964,614	698,351	143,726	(1,047,580)	-	12,635,574	2.88
Great-West Large Cap Growth Fund Institutional Class	1,744,717	18,857,641	1,931,132	1,674,552	(50,175)	(1,649,604)	-	17,464,617	3.98
Great-West Large Cap Value Fund Institutional Class	2,453,564	21,622,875	461,734	1,951,478	359,457	(38,439)	-	20,094,692	4.58
Great-West Mid Cap Value Fund Institutional Class	791,860	7,634,195	200,295	972,202	(34,934)	42,731	-	6,905,019	1.57
Great-West Real Estate Index Fund Institutional Class	472,153	5,462,673	317,886	266,704	226,671	(438,214)	-	5,075,641	1.15
Great-West S&P 500® Index Fund Institutional Class	3,974,636	40,421,832	2,676,885	3,821,464	(201,772)	(1,637,451)	-	37,639,802	8.57
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,712,785	17,592,497	1,105,133	1,663,069	96,042	(917,255)	-	16,117,306	3.67

March 31, 2022

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,039,377	$8,874,815	$529,754	$548,616	$272,857	$(759,207)	$-	$8,096,746	1.84%
Great-West Small Cap Growth Fund Institutional Class	66,999	812,667	110,944	59,937	19,977	(117,300)	-	746,374	0.17
Great-West Small Cap Value Fund Institutional Class	538,208	4,784,579	218,564	342,626	142,564	(333,327)	-	4,327,190	0.98
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	978,457	8,103,642	1,035,681	795,822	(69,873)	(838,735)	-	7,504,766	1.71
					1,403,963	(12,347,290)	0	178,186,937	40.57
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	42,335,870	43,954,434	1,936,142	3,688,998	-	-	134,292	42,335,870	9.64
					0	0	134,292	42,335,870	9.64
				Total	$1,528,966	$(22,034,729)	$504,337	$416,053,531	94.73%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,895,579	$171,553,228	$10,475,280	$7,737,513	$(284,119)	$(10,546,451)	$756,856	$163,744,544	10.83%
Great-West Core Bond Fund Institutional Class	8,608,508	84,489,226	5,104,291	3,622,400	(60,741)	(5,567,653)	294,012	80,403,464	5.32
Great-West Global Bond Fund Institutional Class	9,477,569	81,984,077	4,198,116	3,487,153	(129,017)	(4,599,871)	-	78,095,169	5.17
Great-West High Yield Bond Fund Institutional Class	5,273,459	55,499,208	1,685,850	1,892,036	62,746	(2,663,899)	-	52,629,123	3.48
Great-West Inflation-Protected Securities Fund Institutional Class	11,463,016	125,312,067	3,984,424	8,112,469	337,520	(3,000,331)	-	118,183,691	7.82
Great-West Multi-Sector Bond Fund Institutional Class	7,435,852	70,420,094	2,819,199	3,164,837	(100,256)	(3,226,146)	-	66,848,310	4.42
Great-West Short Duration Bond Fund Institutional Class	5,007,813	50,427,897	1,941,117	2,912,746	(15,497)	(1,481,420)	172,533	47,974,848	3.17
					(189,364)	(31,085,771)	1,223,401	607,879,149	40.21
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	435,703	7,144,481	259,012	306,699	166,523	(478,461)	-	6,618,333	0.44
Great-West Emerging Markets Equity Fund Institutional Class	3,032,857	30,151,630	2,544,264	1,614,877	176,301	(2,875,448)	-	28,205,569	1.87
Great-West International Growth Fund Institutional Class	4,362,413	45,355,114	5,074,986	768,026	81,186	(7,521,164)	-	42,140,910	2.79
Great-West International Index Fund Institutional Class	9,080,762	100,095,400	4,237,291	4,053,075	61,955	(6,747,769)	-	93,531,847	6.19
Great-West International Value Fund Institutional Class	6,018,021	55,004,669	2,145,085	1,518,131	436,376	(4,177,540)	-	51,454,083	3.40

March 31, 2022

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	6,712,969	$72,167,229	$4,036,337	$2,434,702	$95,091	$(6,572,047)	$-	$67,196,817	4.44%
Great-West Large Cap Value Fund Institutional Class	9,501,581	83,561,158	1,324,373	7,527,938	773,219	460,353	-	77,817,946	5.15
Great-West Mid Cap Value Fund Institutional Class	3,050,233	28,803,448	478,204	2,663,010	42,082	(20,613)	-	26,598,029	1.76
Great-West Real Estate Index Fund Institutional Class	1,649,067	18,901,490	706,498	626,619	535,958	(1,253,898)	-	17,727,471	1.17
Great-West S&P 500® Index Fund Institutional Class	15,337,095	155,691,056	4,940,449	7,431,255	914,433	(7,957,956)	-	145,242,294	9.61
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,594,010	67,204,238	2,175,890	3,870,670	285,921	(3,459,821)	-	62,049,637	4.10
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,407,256	37,208,636	1,359,289	2,185,434	(15,381)	(2,049,969)	-	34,332,522	2.27
Great-West Small Cap Growth Fund Institutional Class	284,905	3,431,151	269,751	105,134	10,580	(421,930)	-	3,173,838	0.21
Great-West Small Cap Value Fund Institutional Class	2,294,264	20,103,391	554,103	1,268,635	122,647	(942,976)	-	18,445,883	1.22
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,767,163	31,044,524	2,190,537	774,646	102,340	(3,566,277)	-	28,894,138	1.91
					3,789,231	(47,585,516)	0	703,429,317	46.53
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	111,763,547	117,330,653	2,501,334	8,424,321	-	-	355,881	111,763,547	7.39
					0	0	355,881	111,763,547	7.39
				Total	$3,599,867	$(78,671,287)	$1,579,282	$1,423,072,013	94.13%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	5,217,795	$47,745,791	$5,756,892	$2,844,801	$(153,183)	$(2,915,058)	$218,669	$47,742,824	9.86%
Great-West Core Bond Fund Institutional Class	2,509,229	23,491,388	2,801,595	1,295,936	(33,538)	(1,560,845)	84,910	23,436,202	4.84
Great-West Global Bond Fund Institutional Class	2,641,844	21,827,803	2,188,574	1,042,320	(78,502)	(1,205,266)	-	21,768,791	4.50
Great-West High Yield Bond Fund Institutional Class	1,506,460	15,078,194	1,179,660	453,783	51,611	(769,602)	-	15,034,469	3.10
Great-West Inflation-Protected Securities Fund Institutional Class	2,391,600	24,917,946	2,156,907	1,790,387	89,718	(627,069)	-	24,657,397	5.09
Great-West Multi-Sector Bond Fund Institutional Class	2,159,455	19,482,194	1,745,669	896,058	(18,930)	(918,300)	-	19,413,505	4.01
Great-West Short Duration Bond Fund Institutional Class	1,114,760	10,718,544	903,521	631,734	(14,345)	(310,927)	38,059	10,679,404	2.21
					(157,169)	(8,307,067)	341,638	162,732,592	33.61

March 31, 2022

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	161,293	$2,518,442	$142,161	$70,475	$25,842	$(140,087)	$-	$2,450,041	0.50%
Great-West Emerging Markets Equity Fund Institutional Class	1,232,378	11,672,100	1,355,784	405,539	82,097	(1,161,227)	-	11,461,118	2.37
Great-West International Growth Fund Institutional Class	1,697,851	16,763,277	2,914,260	326,106	131,056	(2,950,195)	-	16,401,236	3.39
Great-West International Index Fund Institutional Class	3,520,287	36,934,030	2,717,189	780,245	105,984	(2,612,013)	-	36,258,961	7.49
Great-West International Value Fund Institutional Class	2,334,245	20,332,987	1,430,709	316,606	79,969	(1,489,296)	-	19,957,794	4.12
Great-West Large Cap Growth Fund Institutional Class	2,457,266	25,049,495	2,902,179	1,167,184	(90,721)	(2,187,261)	-	24,597,229	5.08
Great-West Large Cap Value Fund Institutional Class	3,490,463	29,317,740	458,042	1,256,773	354,907	67,883	-	28,586,892	5.90
Great-West Mid Cap Value Fund Institutional Class	1,122,925	10,148,683	233,528	605,777	(4,247)	15,471	-	9,791,905	2.02
Great-West Real Estate Index Fund Institutional Class	536,172	5,831,160	440,204	157,476	131,196	(350,040)	-	5,763,848	1.19
Great-West S&P 500® Index Fund Institutional Class	5,631,717	54,273,030	3,986,769	2,576,914	(105,393)	(2,350,523)	-	53,332,362	11.01
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,417,700	23,537,134	1,520,150	1,127,439	71,626	(1,179,284)	-	22,750,561	4.70
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,769,992	14,194,899	1,115,661	741,369	(8,002)	(780,951)	-	13,788,240	2.85
Great-West Small Cap Growth Fund Institutional Class	112,929	1,291,428	190,122	65,139	963	(158,387)	-	1,258,024	0.26
Great-West Small Cap Value Fund Institutional Class	920,353	7,670,240	384,003	318,355	14,434	(336,249)	-	7,399,639	1.53
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,374,799	10,781,105	1,440,236	452,089	512	(1,224,545)	-	10,544,707	2.18
					790,223	(16,836,704)	0	264,342,557	54.59
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	24,868,707	24,966,456	1,542,292	1,717,235	-	-	77,194	24,868,707	5.13
					0	0	77,194	24,868,707	5.13
				Total	$633,054	$(25,143,771)	$418,832	$451,943,856	93.33%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	12,606,189	$122,989,352	$6,855,089	$6,843,866	$(16,195)	$(7,653,943)	$533,011	$115,346,632	7.79%
Great-West Core Bond Fund Institutional Class	6,052,668	60,379,744	3,342,519	3,217,117	(4,595)	(3,973,222)	206,670	56,531,924	3.82
Great-West Global Bond Fund Institutional Class	6,153,609	54,266,066	2,481,135	3,076,321	(121,018)	(2,965,145)	-	50,705,735	3.43

March 31, 2022

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
Great-West High Yield Bond Fund Institutional Class	3,600,622	$38,639,523	$962,031	$1,805,088	$57,780	$(1,862,258)	$-	$35,934,208	2.43%
Great-West Inflation-Protected Securities Fund Institutional Class	3,952,599	43,977,336	1,253,222	3,274,439	278,557	(1,204,822)	-	40,751,297	2.75
Great-West Multi-Sector Bond Fund Institutional Class	5,201,643	50,080,065	1,842,719	2,996,629	(183,338)	(2,163,387)	-	46,762,768	3.16
Great-West Short Duration Bond Fund Institutional Class	2,026,773	20,778,537	730,818	1,492,574	(8,587)	(600,299)	69,776	19,416,482	1.31
					2,604	(20,423,076)	809,457	365,449,046	24.69
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	573,076	9,552,282	163,413	433,824	158,223	(576,843)	-	8,705,028	0.59
Great-West Emerging Markets Equity Fund Institutional Class	4,814,352	48,733,256	3,480,665	3,079,981	67,174	(4,360,463)	-	44,773,477	3.02
Great-West International Growth Fund Institutional Class	6,315,436	66,571,786	5,889,439	560,305	(19,925)	(10,893,804)	-	61,007,116	4.12
Great-West International Index Fund Institutional Class	13,158,133	147,467,714	3,329,782	4,307,043	1,134,026	(10,961,687)	-	135,528,766	9.15
Great-West International Value Fund Institutional Class	8,719,845	81,092,930	1,808,513	3,648,310	(792,034)	(4,698,455)	-	74,554,678	5.04
Great-West Large Cap Growth Fund Institutional Class	8,628,772	94,195,079	3,491,952	2,389,362	389,539	(8,923,664)	-	86,374,005	5.83
Great-West Large Cap Value Fund Institutional Class	12,377,927	110,514,751	657,996	8,839,177	2,520,328	(958,345)	-	101,375,225	6.85
Great-West Mid Cap Value Fund Institutional Class	3,988,235	38,247,297	256,318	4,300,302	(581,271)	574,097	-	34,777,410	2.35
Great-West Real Estate Index Fund Institutional Class	1,643,386	19,147,473	396,771	1,029,681	97,133	(848,165)	-	17,666,398	1.19
Great-West S&P 500® Index Fund Institutional Class	19,862,415	204,773,174	3,236,764	12,387,602	(1,933,793)	(7,525,267)	-	188,097,069	12.71
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,548,218	88,402,155	1,468,278	4,499,930	678,259	(4,931,769)	-	80,438,734	5.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,775,127	58,094,581	1,231,417	3,407,311	(120,137)	(3,140,447)	-	52,778,240	3.57
Great-West Small Cap Growth Fund Institutional Class	438,494	5,361,150	267,173	84,571	9,914	(658,932)	-	4,884,820	0.33
Great-West Small Cap Value Fund Institutional Class	3,541,814	31,524,725	526,709	1,853,084	429,570	(1,722,167)	-	28,476,183	1.92
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,828,327	40,403,839	1,936,823	901,516	(135,173)	(4,405,881)	-	37,033,265	2.50
					1,901,833	(64,031,792)	0	956,470,414	64.60
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	45,316,782	48,508,149	877,341	4,214,275	-	-	145,567	45,316,782	3.06
					0	0	145,567	45,316,782	3.06
				Total	$1,904,437	$(84,454,868)	$955,024	$1,367,236,242	92.35%

March 31, 2022

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,059,582	$18,918,734	$2,358,344	$1,305,415	$(77,282)	$(1,126,486)	$85,943	$18,845,177	5.42%
Great-West Core Bond Fund Institutional Class	989,444	9,289,105	1,158,391	605,765	(24,200)	(600,324)	33,358	9,241,407	2.66
Great-West Global Bond Fund Institutional Class	976,523	8,103,534	889,719	506,706	(29,665)	(440,000)	-	8,046,547	2.32
Great-West High Yield Bond Fund Institutional Class	582,483	5,863,353	503,941	262,171	14,842	(291,944)	-	5,813,179	1.67
Great-West Inflation-Protected Securities Fund Institutional Class	405,624	4,235,609	381,941	328,223	15,573	(107,346)	-	4,181,981	1.20
Great-West Multi-Sector Bond Fund Institutional Class	849,299	7,683,680	749,249	448,808	(16,793)	(348,918)	-	7,635,203	2.20
Great-West Short Duration Bond Fund Institutional Class	244,437	2,359,064	213,773	164,105	(3,591)	(67,021)	8,318	2,341,711	0.67
					(121,116)	(2,982,039)	127,619	56,105,205	16.14
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	147,774	2,328,909	115,981	72,700	23,453	(127,497)	-	2,244,693	0.65
Great-West Emerging Markets Equity Fund Institutional Class	1,385,949	13,190,968	1,514,318	550,411	82,326	(1,265,550)	-	12,889,325	3.71
Great-West International Growth Fund Institutional Class	1,739,202	17,280,461	2,957,849	455,006	111,817	(2,982,612)	-	16,800,692	4.83
Great-West International Index Fund Institutional Class	3,616,857	38,257,111	2,827,401	1,262,796	41,691	(2,568,084)	-	37,253,632	10.72
Great-West International Value Fund Institutional Class	2,399,556	21,037,107	1,516,722	482,930	127,643	(1,554,694)	-	20,516,205	5.90
Great-West Large Cap Growth Fund Institutional Class	2,241,670	23,059,866	2,369,045	891,385	(4,711)	(2,098,412)	-	22,439,114	6.46
Great-West Large Cap Value Fund Institutional Class	3,238,890	27,301,497	465,217	1,550,273	79,169	310,066	-	26,526,507	7.63
Great-West Mid Cap Value Fund Institutional Class	1,042,328	9,467,397	176,698	581,321	(20,979)	26,322	-	9,089,096	2.61
Great-West Real Estate Index Fund Institutional Class	387,960	4,291,167	287,853	132,789	111,552	(275,662)	-	4,170,569	1.20
Great-West S&P 500® Index Fund Institutional Class	5,181,298	50,324,460	3,114,578	1,859,971	201,683	(2,512,176)	-	49,066,891	14.12
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,224,856	21,835,497	1,250,939	1,047,118	60,206	(1,103,422)	-	20,935,896	6.02
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,912,087	15,508,386	1,136,724	919,546	(39,886)	(830,410)	-	14,895,154	4.29
Great-West Small Cap Growth Fund Institutional Class	124,934	1,442,436	200,565	70,808	4,875	(180,429)	-	1,391,764	0.40
Great-West Small Cap Value Fund Institutional Class	997,537	8,401,741	421,381	417,541	34,039	(385,380)	-	8,020,201	2.31
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,256,490	9,909,835	1,277,416	377,240	45,254	(1,172,733)	-	9,637,278	2.77
					858,132	(16,720,673)	0	255,877,017	73.62

March 31, 2022

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,443,049	$5,490,552	$376,189	$440,518	$-	$-	$16,826	$5,443,049	1.56%
					0	0	16,826	5,443,049	1.56
				Total	$737,016	$(19,702,712)	$144,445	$317,425,271	91.32%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,879,485	$36,901,694	$3,109,078	$2,202,565	$3,907	$(2,310,917)	$163,251	$35,497,290	3.63%
Great-West Core Bond Fund Institutional Class	1,862,522	18,113,669	1,528,602	1,025,071	25,233	(1,221,248)	63,285	17,395,952	1.78
Great-West Global Bond Fund Institutional Class	1,799,964	15,475,051	1,139,485	935,526	(35,030)	(847,310)	-	14,831,700	1.52
Great-West High Yield Bond Fund Institutional Class	1,084,433	11,354,566	590,825	575,391	17,292	(547,355)	-	10,822,645	1.11
Great-West Inflation-Protected Securities Fund Institutional Class	378,761	4,118,957	208,175	318,374	16,806	(103,737)	-	3,905,021	0.40
Great-West Multi-Sector Bond Fund Institutional Class	1,597,388	14,995,100	954,812	927,749	(40,692)	(661,647)	-	14,360,516	1.47
Great-West Short Duration Bond Fund Institutional Class	317,638	3,176,445	188,184	229,780	(1,443)	(91,873)	10,888	3,042,976	0.31
					(13,927)	(5,784,087)	237,424	99,856,100	10.22
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	441,184	7,260,060	161,134	271,730	128,615	(447,877)	-	6,701,587	0.69
Great-West Emerging Markets Equity Fund Institutional Class	4,502,548	44,869,207	3,790,745	2,769,423	64,438	(4,016,829)	-	41,873,700	4.28
Great-West International Growth Fund Institutional Class	5,416,816	56,218,376	5,938,548	639,520	(29,466)	(9,190,961)	-	52,326,443	5.35
Great-West International Index Fund Institutional Class	11,283,294	124,558,511	4,556,296	3,673,598	998,781	(9,223,280)	-	116,217,929	11.89
Great-West International Value Fund Institutional Class	7,470,345	68,389,152	2,416,324	2,885,051	(555,031)	(4,048,979)	-	63,871,446	6.53
Great-West Large Cap Growth Fund Institutional Class	6,611,881	71,051,048	3,495,840	1,667,933	267,255	(6,694,023)	-	66,184,932	6.77
Great-West Large Cap Value Fund Institutional Class	9,597,701	84,441,764	931,470	6,730,118	1,218,703	(37,943)	-	78,605,173	8.04
Great-West Mid Cap Value Fund Institutional Class	3,093,690	29,289,378	208,663	2,913,882	(406,011)	392,813	-	26,976,972	2.76
Great-West Real Estate Index Fund Institutional Class	1,102,975	12,672,084	376,505	641,691	59,372	(549,920)	-	11,856,978	1.21
Great-West S&P 500® Index Fund Institutional Class	15,324,989	155,371,936	4,185,309	8,783,606	(1,506,735)	(5,645,998)	-	145,127,641	14.84
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,576,525	67,039,378	1,406,273	3,681,410	(359,968)	(2,879,139)	-	61,885,102	6.33

March 31, 2022

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,087,074	$51,504,176	$1,409,350	$2,386,042	$207,531	$(3,109,175)	$-	$47,418,309	4.85%
Great-West Small Cap Growth Fund Institutional Class	395,041	4,752,949	326,244	98,118	4,011	(580,319)	-	4,400,756	0.45
Great-West Small Cap Value Fund Institutional Class	3,172,885	27,903,040	582,989	1,826,417	(7,846)	(1,149,614)	-	25,509,998	2.61
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,701,662	30,530,643	1,979,493	782,980	(94,704)	(3,335,409)	-	28,391,747	2.90
					(11,055)	(50,516,653)	0	777,348,713	79.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,155,637	7,475,819	291,397	634,112	-	-	22,533	7,155,637	0.73
					0	0	22,533	7,155,637	0.73
				Total	$(24,982)	$(56,300,740)	$259,957	$884,360,450	90.45%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	651,754	$5,754,085	$881,258	$318,200	$(17,417)	$(353,593)	$27,101	$5,963,550	2.91%
Great-West Core Bond Fund Institutional Class	312,289	2,818,544	432,736	147,286	(4,796)	(187,214)	10,489	2,916,780	1.43
Great-West Global Bond Fund Institutional Class	295,811	2,361,258	328,274	119,777	(6,502)	(132,276)	-	2,437,479	1.19
Great-West High Yield Bond Fund Institutional Class	180,197	1,740,857	212,342	68,384	3,953	(86,452)	-	1,798,363	0.88
Great-West Inflation-Protected Securities Fund Institutional Class	9,995	100,113	11,897	6,977	(202)	(1,981)	-	103,052	0.05
Great-West Multi-Sector Bond Fund Institutional Class	266,893	2,320,453	300,304	113,375	(3,420)	(108,009)	-	2,399,373	1.17
Great-West Short Duration Bond Fund Institutional Class	34,508	319,897	38,011	17,945	(345)	(9,381)	1,168	330,582	0.16
					(28,729)	(878,906)	38,758	15,949,179	7.79
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	92,427	1,387,860	114,196	25,737	9,327	(72,360)	-	1,403,959	0.69
Great-West Emerging Markets Equity Fund Institutional Class	1,035,816	9,446,550	1,370,015	269,445	46,873	(914,036)	-	9,633,084	4.71
Great-West International Growth Fund Institutional Class	1,194,305	11,338,068	2,403,368	218,100	87,484	(1,986,348)	-	11,536,988	5.64
Great-West International Index Fund Institutional Class	2,482,738	25,163,891	2,667,933	535,808	35,509	(1,723,818)	-	25,572,198	12.49
Great-West International Value Fund Institutional Class	1,646,581	13,846,914	1,459,424	215,166	58,075	(1,012,903)	-	14,078,269	6.88

March 31, 2022

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	1,372,739	$13,500,436	$1,742,035	$271,567	$(7,420)	$(1,229,788)	$-	$13,741,116	6.71%
Great-West Large Cap Value Fund Institutional Class	2,008,418	16,203,600	648,363	598,139	41,609	195,122	-	16,448,946	8.03
Great-West Mid Cap Value Fund Institutional Class	646,971	5,627,081	236,383	229,776	(1,349)	7,896	-	5,641,584	2.76
Great-West Real Estate Index Fund Institutional Class	232,161	2,429,121	254,144	53,148	43,674	(134,381)	-	2,495,736	1.22
Great-West S&P 500® Index Fund Institutional Class	3,193,566	29,699,284	2,541,470	580,410	59,455	(1,417,270)	-	30,243,074	14.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,376,280	12,801,723	1,118,917	330,663	22,919	(639,182)	-	12,950,795	6.33
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,375,444	10,571,908	1,114,719	375,615	(5,229)	(596,301)	-	10,714,711	5.23
Great-West Small Cap Growth Fund Institutional Class	88,345	969,660	166,021	20,939	11,308	(130,577)	-	984,165	0.48
Great-West Small Cap Value Fund Institutional Class	718,485	5,724,078	491,680	178,445	15,516	(260,694)	-	5,776,619	2.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	771,774	5,819,753	909,743	129,819	16,429	(680,167)	-	5,919,510	2.89
					434,180	(10,594,807)	0	167,140,754	81.65
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	763,666	739,418	69,389	47,434	-	-	2,293	763,666	0.37
					0	0	2,293	763,666	0.37
				Total	$405,451	$(11,473,713)	$41,051	$183,853,599	89.81%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,347,244	$12,794,521	$1,194,775	$900,954	$(38,164)	$(761,055)	$56,450	$12,327,287	2.65%
Great-West Core Bond Fund Institutional Class	646,826	6,284,616	581,173	414,585	(4,835)	(409,850)	21,895	6,041,354	1.30
Great-West Global Bond Fund Institutional Class	635,212	5,458,539	431,175	368,819	(24,979)	(286,749)	-	5,234,146	1.12
Great-West High Yield Bond Fund Institutional Class	371,176	3,866,753	228,917	198,832	11,428	(192,504)	-	3,704,334	0.80
Great-West Multi-Sector Bond Fund Institutional Class	552,456	5,179,527	354,377	322,971	1,496	(244,351)	-	4,966,582	1.07
Great-West Short Duration Bond Fund Institutional Class	63,431	633,537	41,128	48,913	(538)	(18,084)	2,168	607,668	0.13
					(55,592)	(1,912,593)	80,513	32,881,371	7.07
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	203,975	3,310,422	80,619	110,414	34,670	(182,241)	-	3,098,386	0.67

March 31, 2022

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	2,516,331	$24,903,550	$2,206,521	$1,342,303	$183,502	$(2,365,894)	$-	$23,401,874	5.03%
Great-West International Growth Fund Institutional Class	2,784,897	28,685,239	3,335,728	382,385	(15,496)	(4,736,475)	-	26,902,107	5.78
Great-West International Index Fund Institutional Class	5,799,167	63,537,533	2,422,972	1,839,972	160,987	(4,389,108)	-	59,731,425	12.84
Great-West International Value Fund Institutional Class	3,842,933	34,963,272	1,334,934	1,346,315	(277,282)	(2,094,812)	-	32,857,079	7.06
Great-West Large Cap Growth Fund Institutional Class	3,033,962	32,343,818	1,917,617	808,385	130,078	(3,083,096)	-	30,369,954	6.53
Great-West Large Cap Value Fund Institutional Class	4,474,249	39,077,662	323,379	2,796,796	502,091	39,855	-	36,644,100	7.88
Great-West Mid Cap Value Fund Institutional Class	1,441,294	13,467,880	96,558	1,146,274	(154,442)	149,921	-	12,568,085	2.70
Great-West Real Estate Index Fund Institutional Class	529,061	6,011,842	240,954	265,813	65,683	(299,582)	-	5,687,401	1.22
Great-West S&P 500® Index Fund Institutional Class	7,103,715	71,488,799	2,281,876	3,984,868	(804,731)	(2,513,630)	-	67,272,177	14.46
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,040,664	30,718,121	814,263	1,262,960	171,515	(1,656,781)	-	28,612,643	6.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,243,469	27,166,787	962,570	1,390,530	(55,658)	(1,472,200)	-	25,266,627	5.43
Great-West Small Cap Growth Fund Institutional Class	208,403	2,490,651	219,212	81,878	2,977	(306,377)	-	2,321,608	0.50
Great-West Small Cap Value Fund Institutional Class	1,689,854	14,692,735	320,191	635,590	178,385	(790,910)	-	13,586,426	2.92
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,699,902	13,910,411	1,071,676	447,031	(80,182)	(1,496,807)	-	13,038,249	2.80
					42,097	(25,198,137)	0	381,358,141	81.97
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,399,374	1,460,518	65,215	130,766	-	-	4,407	1,399,374	0.30
					0	0	4,407	1,399,374	0.30
				Total	$(13,495)	$(27,110,730)	$84,920	$415,638,886	89.34%
Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	50,755	$449,982	$99,524	$60,232	$(4,287)	$(24,861)	$2,094	$464,413	2.53%
Great-West Core Bond Fund Institutional Class	24,442	221,509	48,732	29,040	(2,241)	(12,912)	815	228,289	1.24
Great-West Global Bond Fund Institutional Class	25,430	203,757	42,958	27,331	(2,164)	(9,843)	-	209,541	1.14
Great-West High Yield Bond Fund Institutional Class	13,937	135,121	24,662	14,729	(523)	(5,962)	-	139,092	0.76

March 31, 2022

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	20,853	$181,861	$35,892	$23,378	$(1,889)	$(6,910)	$-	$187,465	1.02%
Great-West Short Duration Bond Fund Institutional Class	2,324	21,613	4,229	3,030	(114)	(543)	78	22,269	0.12
					(11,218)	(61,031)	2,987	1,251,069	6.81
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	7,921	119,032	17,973	9,578	1,532	(7,111)	-	120,316	0.66
Great-West Emerging Markets Equity Fund Institutional Class	105,593	965,450	200,954	112,389	(16,951)	(72,003)	-	982,012	5.35
Great-West International Growth Fund Institutional Class	111,988	1,069,460	286,378	113,327	(21,939)	(160,710)	-	1,081,801	5.89
Great-West International Index Fund Institutional Class	232,831	2,362,217	429,920	239,426	(7,644)	(154,552)	-	2,398,159	13.06
Great-West International Value Fund Institutional Class	154,632	1,299,890	235,033	124,414	(3,016)	(88,405)	-	1,322,104	7.20
Great-West Large Cap Growth Fund Institutional Class	115,341	1,147,986	197,494	97,471	(13,156)	(93,444)	-	1,154,565	6.29
Great-West Large Cap Value Fund Institutional Class	171,146	1,385,209	144,701	134,057	13,464	5,835	-	1,401,688	7.64
Great-West Mid Cap Value Fund Institutional Class	55,155	504,029	42,006	71,280	(5,832)	6,199	-	480,954	2.62
Great-West Real Estate Index Fund Institutional Class	20,980	222,319	35,458	18,007	5,488	(14,233)	-	225,537	1.23
Great-West S&P 500® Index Fund Institutional Class	270,270	2,525,063	346,402	192,089	917	(119,917)	-	2,559,459	13.94
Great-West S&P Mid Cap 400® Index Fund Institutional Class	116,633	1,087,322	159,849	95,761	1,134	(53,893)	-	1,097,517	5.98
Great-West S&P Small Cap 600® Index Fund Institutional Class	133,437	1,041,743	156,470	107,898	(7,695)	(50,840)	-	1,039,475	5.66
Great-West Small Cap Growth Fund Institutional Class	8,593	95,749	20,851	11,732	(2,537)	(9,139)	-	95,729	0.52
Great-West Small Cap Value Fund Institutional Class	69,700	564,892	76,783	59,432	(1,954)	(21,859)	-	560,384	3.05
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	64,726	500,624	92,731	49,946	(9,920)	(46,959)	-	496,450	2.70
					(68,109)	(881,031)	0	15,016,150	81.79
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	53,813	52,227	9,284	7,860	-	-	162	53,813	0.29
					0	0	162	53,813	0.29
				Total	$(79,327)	$(942,062)	$3,149	$16,321,032	88.89%

March 31, 2022